Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
25.	SEGMENT INFORMATION

Effective April 1, 2014, in connection with the disposal of the ferroalloy entities, the Group reorganized its reportable segments as a result of a change in managing and evaluating the business. Previously, the Group had four reportable segments: Steel, Mining, Ferroalloy and Power. In 2014, the Group realigned the structure of segments, and, therefore, decreased the number of reportable segments to three: Steel, Mining and Power. These segments are combinations of subsidiaries and have separate management teams and offer different products and services. The above three segments meet criteria for reportable segments. Subsidiaries are consolidated by the segment to which they belong based on their products and by which they are managed. All historical segment information has been revised to conform to the new presentation, with no resulting impact on the consolidated results of operations.

The Group’s management evaluates performance of the segments based on segment revenues, gross margin and operating income (loss).

MECHEL OAO

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

As of December 31, 2014 and 2013, and for each of the three years in the period ended

December 31, 2014

(All amounts are in thousands of U.S. dollars, unless stated otherwise)

Segment information for 2014, 2013 and 2012 is as follows:

	2014					2013					2012
	Mining	Steel	Power	Eliminations*****	Total	Mining	Steel	Power	Eliminations*****	Total	Mining	Steel	Power	Eliminations*****	Total
Revenues from external customers	2,087, 047	3,643,797	674,923		6,405,767	2,619,262	5,132,100	754,569		8,505,931	3,143,660	6,852,614	757,239		10,753,513
Intersegment revenues	552,844	213,405	356,998		1,123,247	525,201	239,842	435,637		1,200,680	627,836	261,724	428,537		1,318,097
Gross margin	1,293, 078	800, 180	268,244	12,608	2,374,110	1,516,841	840,504	305,783	(2,949)	2,660,179	1,905,261	1,059,192	305,943	47,580	3,317,976
Gross margin*, %	49.0%	20.7%	26.0%		37.1%	48.2%	15.6%	25.7%		31.3%	50.5%	14.9%	25.8%		30.9%
Depreciation, depletion and amortization	228,628	133,552	8,364		370,544	260,233	155,539	9,510		425,282	236,023	175,175	10,662		421,860
Loss on write-off of property, plant and equipment	8,560	5,975	2,860		17,395	16,358	896	—		17,254	6,820	4,054	5		10,879
Impairment of goodwill and long-lived assets	—	(120,237)	—		(120,237)	(5,658)	(181,925)	(28,144)		(215,727)	—	(607,877)	—		(607,877)
Provision for amounts due from related parties	(3,093)	(32,999)	(5,333)		(41,425)	(1,566)	(699,829)	(12,786)		(714,181)	(22,668)	(896,445)	—		(919,113)
Operating income (loss)	63,682	42,120	8,018	12,608	126,428	211,895	(853,059)	(12,644)	(2,949)	(656,757)	726,565	(1,403,055)	31,314	47,580	(597,596)
Income (loss) from equity investees	450	(174)	—		276	3,729	(140)	—		3,589	475	—	—		475
Interest income	1,629	731	38		2,398	2,701	4,565	64		7,330	50,282	19,859	37		70,178
Intersegment interest income	18,304	9,309	1,204		28,817	44,566	5,232	—		49,798	47,875	225	—		48,100
Interest expense**	(383,500)	(385,071)	(24,657)		(793,228)	(378,959)	(335,689)	(25,953)		(740,601)	(275,774)	(355,403)	(18,583)		(649,760)
Intersegment interest expense	(4,754)	(17,658)	(6,405)		(28,817)	(1,165)	(36,850)	(11,783)		(49,798)	(190)	(42,121)	(5,789)		(48,100)
(Loss) gain from discontinued operations, net of income tax	(1,480,349)	21,635	(15,066)		(1,473,780)	(35,777)	(1,158,228)	(24,092)		(1,218,097)	(33,548)	(191,639)	(161,038)		(386,225)
Segment assets***	4,359,291	2,140,093	214,106		6,713,490	10,000,696	3,461,491	372,323		13,834,510	9,680,652	7,530,814	483,837		17,695,303
Assets of discontinued operations****	151,602	—	—		151,602	2,181,532	—	—		2,181,532	2,258,421	1,713,449	59,223		4,031,093
Investments in equity investees****	4,866	—	—		4,866	7,388	216	—		7,604	7,475	378	—		7,853
Goodwill****	255,242	61,708	86,257		403,207	438,640	100,813	148,310		687,763	478,636	112,930	191,249		782,815
Capital expenditures	(354,066)	(84,254)	(5,348)		(443,668)	(330,983)	(216,227)	(5,216)		(552,426)	(599,343)	(340,955)	(9,744)		(950,042)
Income tax benefit (expense)	166,491	14,158	3,259		183,908	(85,208)	17,024	(10,908)		(79,092)	(208,602)	(31,423)	(2,576)		(242,601)

*	Gross margin percentage is calculated as a function of total revenues for the segment, including both from external customers and intersegment.
**	Interest expense incurred by the production subsidiaries is included in the corresponding segment. Directly attributed interest expense incurred by the servicing subsidiaries (trading houses and corporate) is included in the appropriate segment based on the nature and purpose of the debt, while the interest expense related to general financing of the Group is allocated to segments proportionate to respective segment revenues.
***	Net of effects of intersegment eliminations.
****	Included in total segment assets.
*****	Eliminations represent adjustments for the elimination of intersegment unrealized profit (loss).

The amount of electricity transmission costs, included in the selling and distribution expenses of power segment, for 2014, 2013 and 2012 is $ 198,837, $221,247 and $221,511, respectively.

The following table presents the Group’s revenues segregated between domestic and export sales. Domestic represents sales by a subsidiary in the country in which it is located. This category is further divided between subsidiaries located in Russia and other countries. Export represents cross-border sales by a subsidiary regardless of its location.

	2014	2013	2012
Domestic
Russia	3,725,567	4,795,324	5,567,656
Other	508,121	874,226	1,254,960

Total	4,233,688	5,669,550	6,822,616
Export	2,172,079	2,836,381	3,930,897

Total revenue, net	6,405,767	8,505,931	10,753,513

Allocation of total revenue by country is based on the location of the customer. The Group’s total revenue from external customers by geographic area for the last three fiscal years was as follows:

	2014	2013	2012
Russia	3,727,782	4,797,012	5,572,864
Europe	889,465	1,234,728	1,656,697
Asia	1,071,766	1,453,750	1,596,025
CIS	566,514	647,833	996,832
Middle East	96,059	265,727	667,059
USA	11,738	9,219	62,780
Other regions	42,443	97,662	201,256

Total	6,405,767	8,505,931	10,753,513

The majority of the Group’s long-lived assets are located in Russia. The carrying amounts of long-lived assets pertaining to the Group’s major operations located outside Russia as of December 31, 2014 and 2013 were as follows:

	2014	2013
Switzerland / Liechtenstein	134	186
Lithuania	9	6
Romania	4,261	10,456
Bulgaria	20	57
Germany	27,518	38,638
USA	—	3,202
CIS	390	36,138
Turkey	167	4,221
Czech Republic	4,285	5,739
Austria	12,503	25,373
Other	1,310	4,187

Because of the significant number of customers, there are no individual external customers that generate sales greater than 10% of the Group’s consolidated total revenue.

The following table presents the breakdown the Group’s revenues from external customers by major products:

	December 31, 2014	December 31, 2013	December 31, 2012
Mining segment
Coal and middlings	1,629,180	1,866,536	2,189,901
Coke and chemical products	287,639	283,199	440,621
Iron ore concentrate	109,370	411,903	444,672
Other	60,858	57,624	68,466

Total	2,087,047	2,619,262	3,143,660

Power segment
Electricity	619,864	673,053	671,283
Other	55,059	81,516	85,956

Total	674,923	754,569	757,239

Steel segment
Long steel products	1,879,842	2,446,989	2,860,711
Hardware	592,734	760,085	889,041
Flat steel products	383,462	524,230	636,128
Forgings and stampings	313,772	406,440	442,585
Steel pipes	89,860	182,432	261,040
Semi-finished steel products	78,373	443,926	1,175,392
Ferrosilicon	71,228	77,039	65,591
Other	234,526	290,959	522,126

Total	3,643,797	5,132,100	6,852,614

Total revenue	6,405,767	8,505,931	10,753,513